Share-based Payments - Share options outstanding by range of exercise prices (Details)	Jun. 30, 2018 USD ($) shares years	Jun. 30, 2017 USD ($) shares years	Jun. 30, 2016 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,723,182	4,642,661	9,311,825
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 2.41	$ 2.21	$ 2.04
Number Exercisable (shares) | shares	1,983,464	3,074,737
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 2.50	$ 2.31
Exercisable, Weighted- Average Remaining Years | years	3.3	3.6
Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)		$ 0.59
Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)		$ 1.14
Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,723,182	4,642,661
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 2.41	$ 2.21
Number Exercisable (shares) | shares	1,983,464	3,074,737
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 2.50	$ 2.31
Exercisable, Weighted- Average Remaining Years | years	3.32	3.50
Class B ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	0	520,271,000	1,434,858,000
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 0.00	$ 0.63	$ 0.56
$0.59 - 0.66 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	385,963
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 0.63
Number Exercisable (shares) | shares	162,945
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 0.61
Exercisable, Weighted- Average Remaining Years | years	6.01
$0.59 - 0.66 | Class A ordinary shares | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 0.59
$0.59 - 0.66 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 0.66
$1.14 - 1.59 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	212,391	405,667
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 1.35	$ 1.36
Number Exercisable (shares) | shares	123,296	260,611
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 1.50	$ 1.47
Exercisable, Weighted- Average Remaining Years | years	2.07	2.72
$1.14 - 1.59 | Class A ordinary shares | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 1.14	$ 1.14
$1.14 - 1.59 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 1.59	$ 1.59
$1.92 - 2.16 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	166,967	340,783
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 2.06	$ 2.05
Number Exercisable (shares) | shares	166,967	340,783
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 2.06	$ 2.05
Exercisable, Weighted- Average Remaining Years | years	1.39	2.38
$1.92 - 2.16 | Class A ordinary shares | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 1.92	$ 1.92
$1.92 - 2.16 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 2.16	$ 2.16
$2.40 - 2.92 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	740,363	1,310,942
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 2.46	$ 2.46
Number Exercisable (shares) | shares	740,363	1,302,133
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 2.46	$ 2.45
Exercisable, Weighted- Average Remaining Years | years	1.86	2.86
$2.40 - 2.92 | Class A ordinary shares | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 2.40	$ 2.40
$2.40 - 2.92 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 2.92	$ 2.92
$3.18 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,217,498	1,637,810
Outstanding, Weighted- Average Exercise Price (USD per share)	$ 3.18	$ 3.18
Number Exercisable (shares) | shares	789,893	817,098
Exercisable, Weighted- Average Exercise Price (USD per share)	$ 3.18	$ 3.18
Exercisable, Weighted- Average Remaining Years | years	4.75	5.41
$3.18 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)	$ 3.18	$ 3.18
$0.42 - 0.66 | Class A ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares		947,459
Outstanding, Weighted- Average Exercise Price (USD per share)		$ 0.61
Number Exercisable (shares) | shares		354,112
Exercisable, Weighted- Average Exercise Price (USD per share)		$ 0.60
Exercisable, Weighted- Average Remaining Years | years		3.07
$0.42 - 0.66 | Class A ordinary shares | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)		$ 0.42
$0.42 - 0.66 | Class A ordinary shares | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)		0.66
$0.63 | Class B ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, Range of Exercise Prices (USD per share)		$ 0.63
Number Outstanding (shares) | shares		520,271
Outstanding, Weighted- Average Exercise Price (USD per share)		$ 0.63
Number Exercisable (shares) | shares		520,271
Exercisable, Weighted- Average Exercise Price (USD per share)		$ 0.63
Exercisable, Weighted- Average Remaining Years | years		0.92